Schedule of Warrants Activity (Details) (Parenthetical)	Sep. 30, 2022 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants	197,273
Warrants	180,280
Common Stock To Be Issued [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants	180,280